Average Annual Total Returns - 1290 Retirement 2060 Fund	Mar. 01, 2021
SPTargetDateTwentySixtyIndex [Member]
Average Annual Return:
1 Year	13.99%
Since Inception	11.18%
Class I
Average Annual Return:
1 Year	6.93%
Since Inception	9.85%
Inception Date	Feb. 27, 2017
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	5.88%
Since Inception	8.89%
Inception Date	Feb. 27, 2017
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.31%
Since Inception	7.30%
Inception Date	Feb. 27, 2017